UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		April 29, 2009
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    53
Form 13F Information Table Value Total:   $66,724
List of Other Included Managers: None

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       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------   --------       ------  ------   --- ----  ------   --------   ------  -------	----
3M CO				COM		 88579Y101	   672	 13520	 SH	   SOLE					13520
ACM MANAGED DLR INCOME FD	COM		 000949107	    64	 13050	 SH	   SOLE				        13050
AEGON N V			NY REGISTRY SH	 007924103	   984	153810	 SH	   SOLE				       153810
AMERICAN STRATEGIC INCM PTFL	COM		 030098107	   291	 38065	 SH	   SOLE				        38065
APOLLO GROUP INC		CL A		 037604105	   258    3295	 SH	   SOLE				         3295
BANK OF AMERICA CORPORATION	COM		 060505104	   248	 36380	 SH	   SOLE				        36380
BLACKROCK GLOBAL FLG INC TR	COM		 091941104	   911	100025	 SH	   SOLE				       100025
COCA COLA CO			COM		 191216100	   449	 10225	 SH	   SOLE				        10225
EATON VANCE ENHANCED EQ INC	COM		 278274105	   854	 83286	 SH	   SOLE				        83286
EBAY INC			COM		 278642103	   170	 13560	 SH	   SOLE				        13560
EVERGREEN INCOME ADVANTAGE F	COM SHS		 30023Y105          75	 12050	 SH	   SOLE				        12050
EVERGREEN MULTI SECT INC FUN	COM SHS		 30024Y104	  2011	194461	 SH	   SOLE				       194461
EXPEDITORS INTL WASH INC	COM		 302130109	   306	 10825	 SH	   SOLE				        10825
EXXON MOBIL CORP		COM		 30121G102	 25894	380234	 SH	   SOLE				       380234
FASTENAL CO			COM		 311900104	   460	 14310	 SH	   SOLE				        14310
FORT DEARBORN INCOME SECS IN	COM		 347200107	  1350	102478	 SH	   SOLE				       102478
GARMIN LTD			ORD		 G37260109         478	 22538	 SH	   SOLE				        22538
GENERAL ELECTRIC CO		COM		 369604103	   576	 56945	 SH	   SOLE				        56945
HARVEST ENERGY TR		TRUST UNIT	 41752X101	    96	 26550	 SH	   SOLE				        26550
HOME DEPOT INC			COM		 437076102	  1141	 48442	 SH	   SOLE				        48442
ING GROEP N V			SPONSORED ADR	 456837509	   750	 93330	 SH	   SOLE				        93330
INTERNATIONAL BUSINESS MACHS	COM		 459200101	   291	  3005	 SH	   SOLE				         3005
INTUIT				COM		 461202103	   632	 23400	 SH	   SOLE				        23400
ISHARES TR			LEHMAN AGG BND	 464287226	   648	  6390	 SH	   SOLE				         6390
ISHARES TR			DJ SEL DIV INX	 464287908	   241	  7700	 SH	   SOLE				         7700
ISHARES TR			S&P INDEX	 464287200	   615	  7720	 SH	   SOLE				         7720
ISHARES TR			S&P500 GRW	 464287309	  4750	113464	 SH	   SOLE				       113464
ISHARES TR			IBOXX INV CPBD	 464287242	  2049	 21775	 SH	   SOLE				        21775
ISHARES TR			US PFD STK IDX	 464288687	   432	 18970	 SH	   SOLE				        18970
JOHNSON & JOHNSON		COM		 478160104	   694	 13185	 SH	   SOLE				        13185
LINEAR TECHNOLOGY CORP		COM		 535678106	   606	 26355	 SH	   SOLE				        26355
MAXIM INTEGRATED PRODS INC	COM		 57772K101         271	 20550	 SH	   SOLE				        20550
MBIA CAP CLAYMORE MNG DUR IN    COM		 55266X100         119	 11900	 SH	   SOLE				        11900
MFS INTER INCOME TR		SH BEN INT	 55273C107	  1060	168546	 SH	   SOLE				       168546
MFS MULTIMARKET INCOME TR	SH BEN INT	 552737108	   497	 97025	 SH	   SOLE				        97025
MICROSOFT CORP			COM		 594918104	   527	 28675	 SH	   SOLE				        28675
NEUBERGER BERMAN INCOME OPP	COM SHS		 64126L108          96	 30315	 SH	   SOLE				        30315
NEUBERGER BERMAN INTER MUNI	COM		 64124P101         260	 21625	 SH	   SOLE				        21625
NUVEEN MULTI STRAT INC GR FD	COM SHS		 67073D102         723	189375	 SH	   SOLE				       189375
ORACLE CORP			COM		 68389X105         305	 16865	 SH	   SOLE				        16865
PENN WEST ENERG TR		TR UNIT		 707885109	   178	 18766	 SH	   SOLE				        18766
PFIZER INC			COM		 717081103	   304	 22300	 SH	   SOLE				        22300
QUALCOMM INC			COM		 747525103	   739	 18990	 SH	   SOLE				        18990
RIVUS BOND FUND			COM		 769667106	  1113	 80825	 SH	   SOLE				        80825
SEI INVESTMENTS CO		COM		 784117103	   137	11250	 SH	   SOLE				        11250
SPDR TR				UNIT SER 1	 78462F103	  4975	62566	 SH	   SOLE				        62566
STARBUCKS CORP			COM		 855244109	   331	29775	 SH	   SOLE				        29775
STRYKER CORP			COM		 863667101	   377	11075	 SH	   SOLE				        11075
TRACTOR SUPPLY CO		COM		 892356106	   247	6850	 SH	   SOLE				         6850
VAN KAMPEN BD FD		COM		 920955101	  2266	133688	 SH	   SOLE				       133688
VANGUARD INDEX FDS		STK MRK ETF	 922908769	  2749	69465	 SH	   SOLE				        69465
WELLS FARGO & CO NEW		COM		 949746101	   252	17699	 SH	   SOLE				        17699
WESTERN ASSET HIGH INCM OPP	COM		 95766K109         202	48575	 SH	   SOLE				        48575


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